CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (514,298)	$ (30,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	371	370
Common stock issued for consulting services	151,500	0
Unrealized (gain)/loss from investment in Fvndit	1,651	(1,290)
Impairment of digital asset	2,825	0
Changes in assets and liabilities:
Accounts receivable	(2,757)	(2,042)
Other current assets	(644)	(3,025)
Accounts payable	9,090	(434)
Accrued expenses	156,375	(840)
Deferred revenues	(613)	0
Net cash used in operating activities	(196,500)	(38,186)
Cash flows from investing activities:
Proceeds from note receivable	0	100,000
Purchase of digital assets	(10,000)	0
Net cash provided by/(used in) investing activities	(10,000)	100,000
Cash flows from financing activities:
Issuance of common stock for cash	415,000	0
Net cash provided by financing activities	415,000	0
Net increase in cash	208,500	61,814
Cash, beginning of the period	243,494	118,806
Cash, end of the period	451,994	180,620
Cash paid for:
Interest:	0	0
Income tax	$ 0	$ 0